Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Fixed Maturity and Equity Securities Available-for-Sale
The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities (“CMBS”).

	December 31, 2015					December 31, 2014
	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value
		Gains	Temporary Losses	OTTI Losses			Gains	Temporary Losses	OTTI Losses
					(In millions)
Fixed maturity securities
U.S. corporate	$96,466	$6,583	$2,255	$—	$100,794	$96,235	$10,343	$624	$—	$105,954
U.S. Treasury and agency	56,499	5,373	226	—	61,646	54,654	6,892	30	—	61,516
Foreign corporate	56,003	3,019	1,822	2	57,198	57,695	4,651	664	7	61,675
Foreign government	45,451	5,269	221	—	50,499	47,327	5,500	161	—	52,666
RMBS	37,914	1,366	424	59	38,797	38,064	2,102	214	106	39,846
State and political subdivision	13,723	1,795	67	10	15,441	12,922	2,291	26	—	15,187
ABS	14,498	131	229	6	14,394	14,121	240	112	—	14,249
CMBS (1)	12,410	347	125	(1)	12,633	13,762	615	46	(1)	14,332
Total fixed maturity securities	$332,964	$23,883	$5,369	$76	$351,402	$334,780	$32,634	$1,877	$112	$365,425
Equity securities
Common stock	$1,962	$397	$107	$—	$2,252	$1,990	$554	$28	$—	$2,516
Non-redeemable preferred stock	1,035	85	51	—	1,069	1,086	68	39	—	1,115
Total equity securities	$2,997	$482	$158	$—	$3,321	$3,076	$622	$67	$—	$3,631

______________

(1)
The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at both December 31, 2015 and 2014, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also “— Net Unrealized Investment Gains (Losses).”

Available-for-sale fixed maturity securities by contractual maturity date
The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2015:

	Due in One Year or Less	Due After One Year Through Five Years	Due After Five Years Through Ten Years	Due After Ten Years	Structured Securities	Total Fixed Maturity Securities
	(In millions)
Amortized cost	$13,109	$74,554	$71,590	$108,889	$64,822	$332,964
Estimated fair value	$13,130	$77,398	$74,364	$120,686	$65,824	$351,402

Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

	December 31, 2015				December 31, 2014
	Less than 12 Months		Equal to or Greater than 12 Months		Less than 12 Months		Equal to or Greater than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(In millions, except number of securities)
Fixed maturity securities
U.S. corporate	$27,526	$1,629	$3,762	$626	$11,389	$331	$4,658	$293
U.S. Treasury and agency	19,628	222	298	4	8,927	12	1,314	18
Foreign corporate	14,447	911	5,251	913	9,410	505	2,074	166
Foreign government	3,530	166	429	55	1,085	80	630	81
RMBS	13,467	287	2,431	196	4,180	92	2,534	228
State and political subdivision	1,618	55	168	22	83	1	297	25
ABS	7,329	124	2,823	111	4,456	57	1,440	55
CMBS	4,876	81	637	43	1,268	23	934	22
Total fixed maturity securities	$92,421	$3,475	$15,799	$1,970	$40,798	$1,101	$13,881	$888
Equity securities
Common stock	$203	$105	$20	$2	$111	$28	$1	$—
Non-redeemable preferred stock	79	2	200	49	67	2	192	37
Total equity securities	$282	$107	$220	$51	$178	$30	$193	$37
Total number of securities in an unrealized loss position	6,366		1,489		3,153		1,435

Disclosure of Mortgage Loans Net of Valuation Allowance
Mortgage loans are summarized as follows at:

	December 31,
	2015		2014
	Carrying Value	% of Total	Carrying Value	% of Total
	(In millions)		(In millions)
Mortgage loans
Commercial	$44,012	65.6%	$41,088	68.3%
Agricultural	13,188	19.6	12,378	20.6
Residential	9,734	14.5	6,369	10.6
Subtotal (1)	66,934	99.7	59,835	99.5
Valuation allowances	(318)	(0.5)	(305)	(0.5)
Subtotal mortgage loans, net	66,616	99.2	59,530	99.0
Residential — FVO	314	0.5	308	0.5
Commercial mortgage loans held by CSEs — FVO	172	0.3	280	0.5
Total mortgage loans, net	$67,102	100.0%	$60,118	100.0%
______________

(1)	Purchases of mortgage loans were $4.2 billion and $4.7 billion for the years ended December 31, 2015 and 2014, respectively.

Allowance for Loan and Lease Losses, Provision for Loss, Net
The changes in the valuation allowance, by portfolio segment, were as follows:

	Commercial	Agricultural	Residential	Total
	(In millions)
Balance at January 1, 2013	$293	$52	$2	$347
Provision (release)	(35)	4	18	(13)
Charge-offs, net of recoveries	—	(12)	—	(12)
Balance at December 31, 2013	258	44	20	322
Provision (release)	(11)	(4)	27	12
Charge-offs, net of recoveries	(23)	(1)	(5)	(29)
Balance at December 31, 2014	224	39	42	305
Provision (release)	12	3	33	48
Charge-offs, net of recoveries	(19)	—	(16)	(35)
Balance at December 31, 2015	$217	$42	$59	$318

Schedule of Financing Receivables, Non Accrual Status
The past due and accrual status of mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

	Past Due		Nonaccrual Status
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(In millions)
Commercial	$2	$10	$—	$75
Agricultural	103	1	46	41
Residential	326	173	318	163
Total	$431	$184	$364	$279

Impaired mortgage loans held-for-investment
Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

	Evaluated Individually for Credit Losses					Evaluated Collectively for Credit Losses		Impaired Loans
	Impaired Loans with a Valuation Allowance			Impaired Loans without a Valuation Allowance
	Unpaid Principal Balance	Recorded Investment	Valuation Allowances	Unpaid Principal Balance	Recorded Investment	Recorded Investment	Valuation Allowances	Carrying Value	Average Recorded Investment
	(In millions)
December 31, 2015
Commercial	$—	$—	$—	$57	$57	$43,955	$217	$57	$127
Agricultural	49	47	3	22	21	13,120	39	65	63
Residential	—	—	—	141	131	9,603	59	131	84
Total	$49	$47	$3	$220	$209	$66,678	$315	$253	$274
December 31, 2014
Commercial	$75	$75	$24	$101	$100	$40,913	$200	$151	$359
Agricultural	51	48	2	14	13	12,317	37	59	80
Residential	—	—	—	40	37	6,332	42	37	19
Total	$126	$123	$26	$155	$150	$59,562	$279	$247	$458

Investment in leveraged leases
Investment in leveraged and direct financing leases consisted of the following at:

	December 31,
	2015		2014
	Leveraged Leases	Direct Financing Leases	Leveraged Leases	Direct Financing Leases
	(In millions)
Rental receivables, net	$1,329	$1,508	$1,414	$1,750
Estimated residual values	1,076	80	1,148	145
Subtotal	2,405	1,588	2,562	1,895
Unearned income	(693)	(512)	(777)	(776)
Investment in leases, net of non-recourse debt	$1,712	$1,076	$1,785	$1,119

Net income from investment in leveraged leases
The components of income from investments in leveraged and direct financing leases, excluding net investment gains (losses), were as follows:

	Years Ended December 31,
	2015		2014		2013
	Leveraged Leases	Direct Financing Leases	Leveraged Leases	Direct Financing Leases	Leveraged Leases	Direct Financing Leases
	(In millions)
Income from investment in leases	$62	$82	$66	$72	$82	$75
Less: Income tax expense on leases	22	29	23	25	29	26
Investment income after income tax	$40	$53	$43	$47	$53	$49

Components of net unrealized investment gains (losses) included in accumulated other comprehensive income (loss)
The components of net unrealized investment gains (losses), included in AOCI, were as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Fixed maturity securities	$18,164	$30,367	$16,672
Fixed maturity securities with noncredit OTTI losses in AOCI	(76)	(112)	(218)
Total fixed maturity securities	18,088	30,255	16,454
Equity securities	422	608	390
Derivatives	2,350	1,761	375
Other	287	149	(73)
Subtotal	21,147	32,773	17,146
Amounts allocated from:
Future policy benefits	(163)	(2,886)	(898)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	—	(4)	6
DAC, VOBA and DSI	(1,273)	(1,946)	(1,190)
Policyholder dividend obligation	(1,783)	(3,155)	(1,771)
Subtotal	(3,219)	(7,991)	(3,853)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	27	42	73
Deferred income tax benefit (expense)	(6,151)	(8,556)	(4,956)
Net unrealized investment gains (losses)	11,804	16,268	8,410
Net unrealized investment gains (losses) attributable to noncontrolling interests	(31)	(33)	4
Net unrealized investment gains (losses) attributable to MetLife, Inc.	$11,773	$16,235	$8,414
The changes in net unrealized investment gains (losses) were as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Balance at January 1,	$16,235	$8,414	$14,419
Fixed maturity securities on which noncredit OTTI losses have been recognized	36	106	143
Unrealized investment gains (losses) during the year	(11,662)	15,521	(17,618)
Unrealized investment gains (losses) relating to:
Future policy benefits	2,723	(1,988)	5,151
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	4	(10)	(13)
DAC, VOBA and DSI	673	(756)	1,295
Policyholder dividend obligation	1,372	(1,384)	2,057
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	(15)	(31)	(46)
Deferred income tax benefit (expense)	2,405	(3,600)	3,017
Net unrealized investment gains (losses)	11,771	16,272	8,405
Net unrealized investment gains (losses) attributable to noncontrolling interests	2	(37)	9
Balance at December 31,	$11,773	$16,235	$8,414
Change in net unrealized investment gains (losses)	$(4,464)	$7,858	$(6,014)
Change in net unrealized investment gains (losses) attributable to noncontrolling interests	2	(37)	9
Change in net unrealized investment gains (losses) attributable to MetLife, Inc.	$(4,462)	$7,821	$(6,005)

Other than temporary impairment, credit losses recognized earnings
The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

	Years Ended December 31,
	2015	2014
	(In millions)
Balance at January 1,	$(112)	$(218)
Noncredit OTTI losses and subsequent changes recognized	6	17
Securities sold with previous noncredit OTTI loss	125	53
Subsequent changes in estimated fair value	(95)	36
Balance at December 31,	$(76)	$(112)

Securities Lending
Elements of the securities lending program are presented below at:

	December 31,
	2015	2014
	(In millions)
Securities on loan: (1)
Amortized cost	$27,223	$26,989
Estimated fair value	$29,646	$30,269
Cash collateral on deposit from counterparties (2)	$30,197	$30,826
Security collateral on deposit from counterparties (3)	$50	$83
Reinvestment portfolio — estimated fair value	$30,258	$31,314
______________

(1)	Included within fixed maturity securities and short-term investments.

(2)	Included within payables for collateral under securities loaned and other transactions.

(3)	Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.
The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

	December 31, 2015
	Remaining Tenor of Securities Lending Agreements
	Open (1)	1 Month or Less	1 to 6 Months	Total	% of Total
	(In millions)
Cash collateral liability by loaned security type
U.S. Treasury and agency	$10,116	$11,157	$5,986	$27,259	90.3%
Agency RMBS	—	951	600	1,551	5.1
Foreign government	2	510	486	998	3.3
U.S. corporate	9	380	—	389	1.3
Foreign corporate	—	—	—	—	—
Total	$10,127	$12,998	$7,072	$30,197	100.0%

	December 31, 2014
	Remaining Tenor of Securities Lending Agreements
	Open (1)	1 Month or Less	1 to 6 Months	Total	% of Total
	(In millions)
Cash collateral liability by loaned security type
U.S. Treasury and agency	$10,371	$10,423	$5,239	$26,033	84.5%
Agency RMBS	—	482	2,572	3,054	9.9
Foreign government	30	1,034	81	1,145	3.7
U.S. corporate	125	182	—	307	1.0
Foreign corporate	175	112	—	287	0.9
Total	$10,701	$12,233	$7,892	$30,826	100.0%
__________________

(1)	The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral
Such subsidiaries have also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. (“Farmer Mac”). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

	Liability		Collateral
	December 31,
	2015	2014	2015		2014
	(In millions)
FHLB of NY (1)	$12,570	$12,570	$14,085	(2)	$15,255	(2)
Farmer Mac (3)	$2,550	$2,750	$2,643		$3,162
FHLB of Des Moines (1)	$845	$1,405	$999	(2)	$1,688	(2)
FHLB of Boston (1)	$250	$575	$311	(2)	$666	(2)
FHLB of Pittsburgh (1)	$1,820	$435	$2,112	(2)	$1,367	(2)
______________

(1)
Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities (“RMBS”), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank’s recovery on the collateral is limited to the amount of the Company’s liability to such FHLBank.

(2)	Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)
Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

	December 31,
	2015	2014
	(In millions)
Invested assets on deposit (regulatory deposits)	$9,089	$9,437
Invested assets held in trust (collateral financing arrangements and reinsurance agreements)	10,443	10,069
Invested assets pledged as collateral (1)	23,145	25,996
Total invested assets on deposit, held in trust and pledged as collateral	$42,677	$45,502
______________

(1)
The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Notes 4 and 12), collateral financing arrangements (see Note 13) and derivative transactions (see Note 9).

Purchased credit impaired investments, by invested asset class, held
The following table presents information about PCI investments acquired during the periods indicated:

	Years Ended December 31,
	2015	2014	2015	2014
	Fixed Maturity Securities		Mortgage Loans
	(In millions)
Contractually required payments (including interest)	$2,220	$947	$—	$—
Cash flows expected to be collected (1)	$1,951	$745	$—	$—
Fair value of investments acquired	$1,439	$503	$—	$—
______________

(1)	Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.
The Company’s PCI investments, by invested asset class, were as follows at:

	December 31,
	2015	2014	2015	2014
	Fixed Maturity Securities		Mortgage Loans
	(In millions)
Outstanding principal and interest balance (1)	$6,410	$5,287	$148	$239
Carrying value (2)	$4,883	$4,170	$129	$132
______________

(1)	Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)	Estimated fair value plus accrued interest for fixed maturity securities and amortized cost, plus accrued interest, less any valuation allowances, for mortgage loans.
The following table presents activity for the accretable yield on PCI investments:

	Years Ended December 31,
	2015	2014	2015	2014
	Fixed Maturity Securities		Mortgage Loans
	(In millions)
Accretable yield, January 1,	$2,143	$2,746	$48	$74
Investments purchased	512	242	—	—
Accretion recognized in earnings	(325)	(244)	(56)	(22)
Disposals	(56)	(60)	—	—
Reclassification (to) from nonaccretable difference	(74)	(541)	29	(4)
Accretable yield, December 31,	$2,200	$2,143	$21	$48

The Components of Net Investment Income
The components of net investment income were as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Investment income:
Fixed maturity securities	$14,235	$14,868	$15,071
Equity securities	144	133	127
FVO and trading securities — Actively traded and FVO general account securities (1)	21	103	65
Mortgage loans	3,136	2,928	3,020
Policy loans	603	629	620
Real estate and real estate joint ventures	981	951	909
Other limited partnership interests	669	1,033	955
Cash, cash equivalents and short-term investments	148	168	181
Operating joint ventures	25	10	10
Other	248	192	165
Subtotal	20,210	21,015	21,123
Less: Investment expenses	1,209	1,178	1,198
Subtotal, net	19,001	19,837	19,925
FVO and trading securities — FVO contractholder-directed unit-linked investments (1)	264	1,266	2,172
FVO CSEs — interest income:
Commercial mortgage loans	16	49	132
Securities	—	1	3
Subtotal	280	1,316	2,307
Net investment income	$19,281	$21,153	$22,232
______________

(1)	Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Actively traded and FVO general account securities	$(23)	$(3)	$18
FVO contractholder-directed unit-linked investments	$(433)	$645	$1,579

The components of net investment gains (losses)
The components of net investment gains (losses) were as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized — by sector and industry:
U.S. and foreign corporate securities — by industry:
Consumer	$(28)	$(7)	$(11)
Utility	(21)	—	(48)
Industrial	(5)	—	—
Transportation	—	(2)	(3)
Finance	—	—	(10)
Communications	—	—	(2)
Total U.S. and foreign corporate securities	(54)	(9)	(74)
RMBS	(30)	(31)	(80)
CMBS	—	(13)	(12)
ABS	—	(7)	—
State and political subdivision	(6)	—	—
OTTI losses on fixed maturity securities recognized in earnings	(90)	(60)	(166)
Fixed maturity securities — net gains (losses) on sales and disposals	204	598	561
Total gains (losses) on fixed maturity securities	114	538	395
Total gains (losses) on equity securities:
Total OTTI losses recognized — by sector:
Common stock	(39)	(13)	(6)
Non-redeemable preferred stock	(1)	(23)	(20)
OTTI losses on equity securities recognized in earnings	(40)	(36)	(26)
Equity securities — net gains (losses) on sales and disposals	61	101	31
Total gains (losses) on equity securities	21	65	5
FVO and trading securities — FVO general account securities	—	9	15
Mortgage loans	(105)	(36)	22
Real estate and real estate joint ventures	531	222	(19)
Other limited partnership interests	(67)	(78)	(48)
Other	(6)	(110)	22
Subtotal	488	610	392
FVO CSEs:
Commercial mortgage loans	(7)	(13)	(52)
Securities	—	—	2
Long-term debt — related to commercial mortgage loans	4	19	85
Long-term debt — related to securities	—	(1)	(2)
Non-investment portfolio gains (losses) (1)	112	(812)	(264)
Subtotal	109	(807)	(231)
Total net investment gains (losses)	$597	$(197)	$161
______________

(1)	Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $633 million related to the disposition of MAL as more fully described in Note 3.

Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains and losses
Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	Fixed Maturity Securities			Equity Securities
	(In millions)
Proceeds	$115,395	$82,075	$76,070	$358	$544	$746
Gross investment gains	$1,262	$1,165	$1,326	$99	$112	$56
Gross investment losses	(1,058)	(567)	(765)	(38)	(11)	(25)
OTTI losses	(90)	(60)	(166)	(40)	(36)	(26)
Net investment gains (losses)	$114	$538	$395	$21	$65	$5

Rollforward of the Cumulative Credit Loss Component of OTTI income (loss)
The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

	Years Ended December 31,
	2015	2014
	(In millions)
Balance at January 1,	$357	$378
Additions:
Initial impairments — credit loss OTTI on securities not previously impaired	20	2
Additional impairments — credit loss OTTI on securities previously impaired	26	25
Reductions:
Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI	(124)	(40)
Securities impaired to net present value of expected future cash flows	—	(7)
Increase in cash flows — accretion of previous credit loss OTTI	(2)	(1)
Balance at December 31,	$277	$357

Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2015 and 2014.

	December 31,
	2015		2014
	Total Assets	Total Liabilities	Total Assets	Total Liabilities
	(In millions)
MRSC (collateral financing arrangement (primarily securities)) (1)	$3,374	$—	$3,471	$—
Operating joint venture (2)	2,465	2,079	2,405	1,999
CSEs (assets (primarily loans) and liabilities (primarily debt)) (3)	186	62	297	155
Other investments (4)	76	—	150	15
Total	$6,101	$2,141	$6,323	$2,169
______________

(1)	See Note 13 for a description of the MetLife Reinsurance Company of South Carolina (“MRSC”) collateral financing arrangement.

(2)
Assets of the operating joint venture are primarily fixed maturity securities and separate account assets. Liabilities of the operating joint venture are primarily future policy benefits, other policyholder funds and separate account liabilities.

(3)
The Company consolidates entities that are structured as CMBS and as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company’s exposure was limited to that of its remaining investment in these entities of $105 million and $123 million at estimated fair value at December 31, 2015 and 2014, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $8 million, $38 million and $122 million for the years ended December 31, 2015, 2014 and 2013 respectively.

(4)	Other investments is comprised of other invested assets, other limited partnerships interests, FVO and trading securities, and real estate joint ventures.

Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

	December 31,
	2015		2014
	Carrying Amount	Maximum Exposure to Loss (1)	Carrying Amount	Maximum Exposure to Loss (1)
	(In millions)
Fixed maturity securities AFS:
Structured securities (RMBS, ABS and CMBS) (2)	$65,824	$65,824	$68,427	$68,427
U.S. and foreign corporate	3,261	3,261	3,829	3,829
Other limited partnership interests	5,186	7,074	6,250	8,402
Other invested assets	1,604	2,161	1,720	2,050
FVO and trading securities	586	586	565	565
Real estate joint ventures	65	82	100	125
Other investments (3)	71	71	92	92
Total	$76,597	$79,059	$80,983	$83,490
______________

(1)
The maximum exposure to loss relating to fixed maturity securities AFS, FVO and trading securities and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests, mortgage loans and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company’s return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $179 million and $212 million at December 31, 2015 and 2014, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)	For these variable interests, the Company’s involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)	Other investments is comprised of mortgage loans and non-redeemable preferred stock.

Commercial
Mortgage Loans on Real Estate [Line Items]
Disclosure of the mortgage loans portfolio segment by the recorded investment, prior to valuation allowances, by credit quality indicator categories
The credit quality of commercial mortgage loans was as follows at:

	Recorded Investment					Estimated Fair Value	% of Total
	Debt Service Coverage Ratios			Total	% of Total
	> 1.20x	1.00x - 1.20x	< 1.00x
	(In millions)					(In millions)
December 31, 2015
Loan-to-value ratios
Less than 65%	$38,163	$1,063	$544	$39,770	90.4%	$40,921	90.7%
65% to 75%	3,270	138	76	3,484	7.9	3,451	7.7
76% to 80%	—	—	—	—	—	—	—
Greater than 80%	381	140	237	758	1.7	732	1.6
Total	$41,814	$1,341	$857	$44,012	100.0%	$45,104	100.0%
December 31, 2014
Loan-to-value ratios
Less than 65%	$33,933	$1,105	$1,101	$36,139	88.0%	$38,166	88.4%
65% to 75%	3,306	405	87	3,798	9.2	3,873	9.0
76% to 80%	130	—	15	145	0.4	153	0.3
Greater than 80%	562	281	163	1,006	2.4	987	2.3
Total	$37,931	$1,791	$1,366	$41,088	100.0%	$43,179	100.0%

Agricultural Portfolio Segment [Member]
Mortgage Loans on Real Estate [Line Items]
Disclosure of the mortgage loans portfolio segment by the recorded investment, prior to valuation allowances, by credit quality indicator categories
The credit quality of agricultural mortgage loans was as follows at:

	December 31,
	2015		2014
	Recorded Investment	% of Total	Recorded Investment	% of Total
	(In millions)		(In millions)
Loan-to-value ratios
Less than 65%	$12,399	94.0%	$11,743	94.9%
65% to 75%	710	5.4	533	4.3
76% to 80%	21	0.2	17	0.1
Greater than 80%	58	0.4	85	0.7
Total	$13,188	100.0%	$12,378	100.0%

Residential mortgage loans portfolio segment [Member]
Mortgage Loans on Real Estate [Line Items]
Disclosure of the mortgage loans portfolio segment by the recorded investment, prior to valuation allowances, by credit quality indicator categories
The credit quality of residential mortgage loans was as follows at:

	December 31,
	2015		2014
	Recorded Investment	% of Total	Recorded Investment	% of Total
	(In millions)		(In millions)
Performance indicators
Performing	$9,408	96.7%	$6,196	97.3%
Nonperforming	326	3.3	173	2.7
Total	$9,734	100.0%	$6,369	100.0%